Interest-bearing Financial Liabilities - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2026	Nov. 04, 2025	Oct. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Jan. 03, 2025	Oct. 21, 2024	May 06, 2024	Mar. 06, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities	₱ 350	₱ 370										₱ 395
Unamortized Debt Discount	1,891	₱ 1,989										₱ 2,129
Prepaid remaining short-term debt	₱ 300
Percentage of greenhouse gas emissions	40.00%
Percentage of dollar portion of debt	13.00%	14.00%
Percentage of unhedged portion of net debt	10.00%	6.00%
Percentage of net dollar cash balance of debt	9.00%	5.00%
Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawn Amount			₱ 0
Multisys [Member] | Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt					₱ 200	₱ 50	₱ 50
Unsecured Short Term Debt [Member] | Multisys [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate					6.0391%	6.40%	6.40%
Smart Inc [Member] | Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt								₱ 235
Smart Inc [Member] | Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate								6.43%
Smart Inc [Member] | Metropolitan Bank & Trust Company | Green Loan Facilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities				₱ 2,000
PLDT [Member] | Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt								₱ 787
PLDT [Member] | Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate								6.43%
PLDT [Member] | HSBC Philippines [Member] | Green Loan Facilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities											₱ 1,000
PLDT [Member] | HSBC Philippines [Member] | Social Loan Facility [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities									₱ 2,000
PLDT [Member] | Metropolitan Bank & Trust Company | Green Loan Facilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured loan facilities										₱ 4,000